WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Warrant Liability [Abstract]
WARRANT LIABILITY
NOTE D — WARRANT LIABILITY
On December 16, 2013, Crede CG III, Ltd (“Crede”) effected the cashless exercise of 178,253 Series A Warrants and 116,667 Series B Warrants. At December 16, 2013 (date of exercise), the Company determined the fair value of the Warrants to be $2,455,042 using the Binomial Lattice model with the following assumptions: fair value of the Company’s Common Stock $10.80 per share; dividend yield 0%; expected term: 4.55 years; risk free interest rate: 1.55%; expected volatility of: 118.89%; and an exercise price of $14.59. The change in fair value of the warrant liability on the day of exercise amounted to a loss of $1,288,752 and was included in the results of operations. Upon exercise, the fair value of the Series A Warrants and 116,667 of the Series B Warrants were reclassified to equity. The Series A and Series B Warrants are classified as liabilities due to certain provisions contained in the warrant agreements, which may cause an adjustment to the conversion rate or the number of warrants outstanding.
As of June 30, 2014 the fair value of the remaining 386,618 Series B Warrants was $1,851,723. The fair value was determined using the Binomial Lattice model with the following assumptions: fair value of the Company’s Common Stock $7.20 per share; dividend yield 0%; expected term 4.05 years; risk free interest rate: 1.27%; expected volatility of: 107.98%; and the expected price at which holders are likely to exercise their Warrants of $14.09 per share. The change in fair value of the warrant liability at June 30, 2014 resulted in a gain (loss) on change in fair value of $515,543 and ($1,663,316), respectively, for the three and nine months ended June 30, 2014, respectively.

NOTE F — WARRANT LIABILITY
As more fully described in Note H below, on November 28, 2012 the Company entered into a securities purchase agreement (“Initial Purchase Agreement”) with Crede CG II, Ltd and on July 19, 2013, the Company entered into an additional securities purchase agreement (“Second Purchase Agreement”) with Crede CG III, Ltd. (collectively referred to as “Crede” and “Purchase Agreements”).
In connection with the Purchase Agreements, the Company issued Series A, B and C Warrants allowing Crede to purchase the shares of Common Stock detailed in the table below:

Securities Issued	Initial Purchase Agreement		Second Purchase Agreement
	Shares issued	Price per share	Shares issued	Price per share
Series A Warrants	179,211	$13.39	178,253	$14.59
Series B Warrants	492,831	$13.39	490,196	$14.59
Series C Warrants	448,029	$13.39	445,633	$14.59

The Company determined that the Series A and B Warrants described above should be classified as a liability due to transactions which may cause an adjustment to the conversion rate (reset provisions) contained in the warrant agreements and re-measured at each reporting date at their fair value with the changes reported in earnings (loss). The Series C Warrants associated with the Initial Purchase Agreement were repurchased by the Company for $50,000 on January 22, 2013 and the Series C Warrants from the Second Purchase Agreement were repurchased on August 14, 2013 for $10,000. Liability classification of the Series A and B Warrants will end upon expiration of reset provisions, at which time the Warrants will be reclassified to equity based on their then fair value. Initial Purchase Agreement: The Company determined the allocated fair value of the Warrants to be $1,181,324 on November 28, 2012, the issuance date using the Binomial Lattice model with the following assumptions: fair value of the Company’s Common Stock $12.00 per share; dividend yield 0%; expected terms 5 years; risk free interest rate: 0.64%; expected volatility of: 146.32%; and the expected price at which holders are likely to exercise their Warrants of $13.39 per share. On April 25, 2013, Crede effected the cashless exercise of the Series A and Series B Warrants. At April 25, 2013 (date of exercise), the Company determined the fair value of the Warrants to be $7,326,553 using the Binomial Lattice model with the following assumptions: fair value of the Company’s Common Stock $13.26 per share; dividend yield 0%; expected term: 4.54 years; risk free interest rate: 0.71%; expected volatility of: 125.97%; and an exercise price of $13.39 per share. Upon exercise, the fair value of the Series A and Series B Warrants were reclassified to equity. Second Purchase Agreement: The Company determined the allocated fair value of the Warrants to be $1,280,532 on July 19, 2013, the issuance date using the Binomial Lattice model with the following assumptions: fair value of the Company’s Common Stock $11.40 per share; dividend yield 0%; expected terms 5 years; risk free interest rate: 1.31%; expected volatility of: 130.09%; and the expected price at which holders are likely to exercise their Warrants of $14.59 per share. As of September 30, 2013 the fair value of the Series A and Series B Warrants was $2,643,449. The fair value was determined using the Binomial Lattice model with the following assumptions: fair value of the Company’s Common Stock $5.40 per share; dividend yield 0%; expected terms 4.80 years; risk free interest rate: 1.39%; expected volatility of: 121.71%; and the expected price at which holders are likely to exercise their Warrants of $14.59 per share.